UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       UNITED BANK
Address:    2071 CHAIN BRIDGE ROAD, ST 300
            VIENNA, VA 22182


13F File Number: 40-12317

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: STEPHANIE D SHOWALTER
Title: VICE PRESIDENT
Phone: 304-424-8673
Signature, Place, and Date of Signing:

STEPHANIE D SHOWALTER    PARKERSBURG, WV    011508

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           12
Form 13F Information Table Value Total:           $ 2,777

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  APPLE INC                        COM          037833100       240     1213 SH        SOLE             1213
  EXXON MOBIL CORP                 COM          30231G102       434     4634 SH        SOLE             4634
  EXXON MOBIL CORP                 COM          30231G102        22      230 SH        OTHER            230
  GENERAL ELECTRIC                 COM          369604103       503    13558 SH        SOLE             13558
  GENERAL ELECTRIC                 COM          369604103         6      175 SH        OTHER            175
   ISHARES S&P GLOBAL              COM          464287200       374     2551 SH        SOLE             2551
  S&P MIDCAP 400 INDEX DEPOSITARY  COM          595635103       316     2040 SH        SOLE             2040
  S&P MIDCAP 400 INDEX DEPOSITARY  COM          595635103        81      520 SH        OTHER            520
  PEPSICO                          COM          713448108       182     2400 SH        SOLE             2400
  PEPSICO                          COM          713448108        23      300 SH        OTHER            300
  PROCTER & GAMBLE                 COM          742718109       534     7268 SH        SOLE             7268
  PROCTER & GAMBLE                 COM          742718109        62      850 SH        OTHER            850